Finance lease liability (Due to related parties) (Tables)	6 Months Ended
Jun. 30, 2019
Finance lease liability (Due to related parties) [Abstract]
Schedule Of Finance Lease Liability
June 30, 2019
Netadola bareboat charter	$25,143
Conquistador bareboat charter	23,640
Pink Sands bareboat charter	22,743
Xanadu bareboat charter	23,113
Total finance lease liability	94,639
Less: Current portion	(7,503)
Long-term portion	$87,136

Schedule Of Capital Leased Asssets
Finance lease liability	December 31, 2018	New Finance lease obligation	Repayments	(Gain)/Loss on repayment	Finance lease interest expense	June 30, 2019
Netadola bareboat charter	$-	$50,000	$(24,988)	$-	$131	$25,143
Conquistador bareboat charter	24,491	-	(1,452)	11	590	23,640
Pink Sands bareboat charter	23,511	-	(1,335)	-	567	22,743
Xanadu bareboat charter	23,962	-	(1,422)	(8)	581	23,113
	$71,964	$50,000	$(29,197)	$3	$1,869	$94,639